PREMISES AND EQUIPMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
PREMISES AND EQUIPMENT [Abstract]
Depreciation Expenses	$ 414	$ 391